Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrant [Member]
Stock Options/Warrants Outstanding
Balance	933,617	15,596
Granted	7,002,774	918,021
Exercised
Cancelled
Balance	7,936,391	933,617
Stock Options/Warrants Exercisable
Balance	933,617	15,596
Granted	7,002,774	918,021
Exercised
Cancelled
Balance	7,936,391	933,617
Weighted Average Exercise Price Outstanding
Balance	$ 0.28	$ 0.99
Granted	$ 2.00	$ 0.27
Exercised
Cancelled
Balance	$ 1.80	$ 0.28
Weighted Average Exercise Price Exercisable
Balance	0.28	$ 0.99
Granted	$ 2.00
Exercised
Cancelled
Balance	$ 1.80	$ 0.28
Weighted Average Fair Value Vested
Balance	0.21	$ 0.05
Granted	$ 0.43
Exercised
Cancelled
Balance	$ 0.41	$ 0.21
Weighted Average Contractual Life (Years)
Balance	8 years 7 months 21 days
Granted	1 year 6 months 7 days
Balance	1 year 9 months 18 days	8 years 7 months 21 days
Aggregate Intrinsic Value
Balance
Granted
Exercised
Cancelled
Balance	$ 786,499
Stock Options [Member]
Stock Options/Warrants Outstanding
Balance	2,609,811	163,971
Granted	1,174,820	2,536,935
Exercised	(55,548)
Cancelled	(5,000)	(91,095)
Balance	3,724,083	2,609,811
Stock Options/Warrants Exercisable
Balance	453,437	83,123
Granted	786,696
Exercised	(55,548)
Cancelled
Balance	1,963,948	453,437
Weighted Average Exercise Price Outstanding
Balance	$ 0.38	$ 0.05
Granted	$ 1.01	$ 0.52
Exercised
Cancelled
Balance	$ 0.67	$ 0.38
Weighted Average Exercise Price Exercisable
Balance	0.17	$ 0.05
Granted	$ 1.00
Exercised
Cancelled
Balance	$ 0.34	$ 0.17
Weighted Average Fair Value Vested
Balance	0.17	$ 0.05
Granted	$ 0.38
Exercised
Cancelled
Balance	$ 0.34	$ 0.17
Weighted Average Contractual Life (Years)
Granted	9 years 6 months 26 days	8 years 3 months 4 days
Exercised	3 years 5 months 23 days
Balance	7 years 1 month 2 days	9 years 6 months 26 days
Aggregate Intrinsic Value
Balance
Granted
Exercised
Cancelled
Balance	$ 1,688,025